1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details
Depreciation and amortization	$ 4,629,756	$ 4,837,876	$ 4,906,380